Condensed Consolidated Balance Sheets Parenthetical (USD $)	Dec. 31, 2013	Sep. 30, 2013
Condensed Consolidated Balance Sheets Parenthetical
Property and equipment accumulated depreciation	$ 394,018	$ 339,834
Domain name accumulated amortization	3,039	2,860
Patent accumulated amortization	387,176	355,458
Contracted customer accumulated amortization	$ 1,143,619	$ 935,361
Preferred stock par value	$ 0.00001	$ 0.00001
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	119,423	1,479,941
Preferred stock shares outstanding	119,423	1,479,941
Common stock par value	$ 0.00001	$ 0.00001
Common stock shares authorized	50,000,000	50,000,000
Common stock shares issued	32,944,215	21,775,303
Common stock shares outstanding	32,944,215	21,775,303